Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 341,950	$ 251,143
Restricted cash (Note 2)	223,133	72,765
Trade accounts receivable, net of allowance for doubtful receivables of $18,420 and $14,685	174,985	139,971
Due from related parties (Note 4)	40,686	26,146
Other current assets (Note 5)	122,775	80,052
Total current assets	903,529	570,077
FIXED ASSETS, NET:
Advances for vessels and drillships under construction and acquisitions (Note 6)	1,201,807	1,027,889
Vessels, net (Note 7)	2,059,570	1,956,270
Drilling rigs, drillships, machinery and equipment, net (Note 7)	4,446,730	4,587,916
Total fixed assets, net	7,708,107	7,572,075
OTHER NON-CURRENT ASSETS:
Financial instruments (Note 12)	996	0
Restricted cash (Note 2)	155,375	332,801
Intangible assets, net (Note 9)	7,619	9,062
Above-market acquired time charter and drilling contracts (Note 9)	19,575	40,102
Other non-current assets (Note 10)	83,290	97,572
Total other non-current assets	266,855	479,537
Total assets	8,878,491	8,621,689
CURRENT LIABILITIES:
Current portion of long-term debt (Note 11)	1,102,085	429,149
Accounts payable and other current liabilities	130,728	58,774
Accrued liabilities	177,114	119,838
Due to related parties (Note 4)	4,750	7,518
Deferred revenue	73,008	40,880
Financial instruments (Note 12)	85,844	100,104
Total current liabilities	1,573,529	756,263
NON-CURRENT LIABILITIES
Long-term debt, net of current portion (Note 11)	3,284,630	3,812,686
Financial instruments (Note 12)	63,096	102,346
Deferred revenue	71,815	9,172
Pension liability (Note 15)	4,057	2,546
Other non-current liabilities	13,345	14
Total non-current liabilities	3,436,943	3,926,764
COMMITMENTS AND CONTINGENCIES (Note 16)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2011 and 2012; 100,000,000 shares designated as Series A Convertible preferred stock; 0 shares of Series A Convertible Preferred Stock issued and outstanding at December 31, 2011 and 2012, respectively (Note 13)	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2011 and 2012; 424,762,094 and 424,762,244 shares issued and outstanding at December 31, 2011 and 2012, respectively (Note 13)	4,247	4,247
Treasury stock; $0.01 par value; 1,000,000 and 11,000,000 shares at December 31, 2011 and 2012, respectively (Note 11)	(110)	(10)
Additional paid-in capital (Note 13)	2,837,525	2,908,950
Accumulated other comprehensive loss (Note 17)	(9,175)	(28,610)
Retained earnings	13,973	260,751
Total Dryships Inc. stockholders' equity	2,846,460	3,145,328
Non controlling interests	1,021,559	793,334
Total equity	3,868,019	3,938,662
Total liabilities and stockholders' equity	$ 8,878,491	$ 8,621,689